Net fee income (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of net fee income

Net fee income by global business
	2024
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Funds under management	1,864	78	497	—	2,439
Cards	2,448	351	44	—	2,843
Credit facilities	85	722	621	—	1,428
Broking income	561	13	716	—	1,290
Account services	348	791	360	—	1,499
Unit trusts	1,060	10	1	—	1,071
Underwriting	—	8	683	—	691
Global custody	120	7	704	—	831
Remittances	77	387	361	—	825
Imports/exports	—	463	182	—	645
Insurance agency commission	329	18	—	—	347
Other	1,551	1,249	2,725	(3,168)	2,357
Fee income	8,443	4,097	6,894	(3,168)	16,266
Less: fee expense	(2,513)	(245)	(4,348)	3,141	(3,965)
Net fee income	5,930	3,852	2,546	(27)	12,301

	2023
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Funds under management	1,763	71	539	—	2,373
Cards	2,385	353	38	—	2,776
Credit facilities	103	856	615	—	1,574
Broking income	463	22	592	—	1,077
Account services	402	788	347	—	1,537
Unit trusts	727	10	1	—	738
Underwriting	—	3	583	—	586
Global custody	128	6	730	—	864
Remittances	86	389	347	1	823
Imports/exports	—	470	154	—	624
Insurance agency commission	280	18	—	—	298
Other	1,433	1,161	2,458	(2,706)	2,346
Fee income	7,770	4,147	6,404	(2,705)	15,616
Less: fee expense	(2,416)	(210)	(3,858)	2,713	(3,771)
Net fee income	5,354	3,937	2,546	8	11,845

	2022
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Funds under management	1,765	107	500	(12)	2,360
Cards	2,146	313	32	—	2,491
Credit facilities	100	783	591	—	1,474
Broking income	576	40	635	—	1,251
Account services	337	730	344	1	1,412
Unit trusts	682	14	—	—	696
Underwriting	1	2	443	(5)	441
Global custody	140	19	762	—	921
Remittances	72	380	346	1	799
Imports/exports	—	493	141	—	634
Insurance agency commission	283	16	1	—	300
Other	1,330	1,102	2,376	(2,463)	2,345
Fee income	7,432	3,999	6,171	(2,478)	15,124
Less: fee expense	(2,128)	(212)	(3,459)	2,445	(3,354)
Net fee income	5,304	3,787	2,712	(33)	11,770